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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment [ ]   Amendment Number : _______________

This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Coast Capital Management, L.P.
Address: 5914 W. Courtyard Drive, Ste. 190
         Austin, TX 78730

Form 13F File Number: 028-12264

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David D. May
Title: Managing Member, Third Coast Capital GP, LLC
       (the general partner of Third Coast Capital Management, L.P.)
Phone: 512-306-0409
Contact Person: Stephanie Harper

Signature, Place and Date of Signing:


        /s/ David D. May                   Austin, Texas      November 14, 2007
-------------------------------------   ------------------   -------------------
           (Signature)                     (City, State)           (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              44
Form 13F Information Table Value Total:         $73,846
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F Information Table

            Column 1:           Column 2: Column 3:  Column 4:          Column 5:          Column 6  Column 7:      Column 8:
                                                    Fair Market Shares or                                       Voting Authority
                                 Title of   CUSIP      Value    Principal                 Investment   Other
        Name of Issuer            Class     Number   (x $1,000)   Amount  SH/PRN Put/Call Discretion  Managers   Sole  Shared None
        --------------          --------- --------- ----------- --------- ------ -------- ---------- --------- ------- ------ ----
***EAGLE BULK SHIPPING INC         COM    Y2187A101     1,287     50,000    SH               Sole               50,000
***NAVIOS MARITIME HOLDINGS INC    COM    Y62196103     1,117     85,000    SH               Sole               85,000
ALCOA INC                          COM    013817101     3,325     85,000    SH               Sole               85,000
AMERICAN EAGLE OUTFITTERS NE       COM    02553E106       789     30,000    SH               Sole               30,000
AMERICAN TOWER CORP                CL A   029912201     1,524     35,000    SH               Sole               35,000
ANSWERTHINK INC                    COM    036916104     2,764    840,000    SH               Sole              840,000
BURLINGTON NORTHN SANTA FE C       COM    12189T104     2,029     25,000    SH               Sole               25,000
CENVEO INC                         COM    15670S105     3,785    175,000    SH               Sole              175,000
COMCAST CORP NEW                   CL A   20030N101     1,088     45,000    SH               Sole               45,000
COMPUWARE CORP                     COM    205638109       602     75,000    SH               Sole               75,000
DECKERS OUTDOOR CORP               COM    243537107     1,098     10,000    SH               Sole               10,000
DIAMOND OFFSHORE DRILLING INC      COM    25271C102     1,699     15,000    SH               Sole               15,000
DIRECTV GROUP INC                  COM    25459L106       607     25,000    SH               Sole               25,000
DRYSHIPS INC                       SHS    Y2109Q101       908     10,000    SH               Sole               10,000
ECHOSTAR COMMUNICATIONS NEW        CL A   278762109     1,170     25,000    SH               Sole               25,000
EDGAR ONLINE INC                   COM    279765101       209     70,000    SH               Sole               70,000
FRONTIER OIL CORP                  COM    35914P105       833     20,000    SH               Sole               20,000
GAIAM INC                          CL A   36268Q103     1,442     60,000    SH               Sole               60,000
GEMSTAR-TV GUIDE INTL INC          COM    36866W106       696    100,000    SH     CALL      Sole              100,000
GEMSTAR-TV GUIDE INTL INC          COM    36866W106     2,575    370,000    SH               Sole              370,000
GENERAL CABLE CORP DEL NEW         COM    369300108     1,342     20,000    SH               Sole               20,000
INDUSTRIAL DISTR GROUP INC         COM    456061100     1,605    170,000    SH               Sole              170,000
KONA GRILL INC                     COM    50047H201     1,331     75,000    SH               Sole               75,000
LIONS GATE ENTMNT CORP           COM NEW  535919203       516     50,000    SH               Sole               50,000
LUMINEX CORP DEL                   COM    55027E102     2,036    135,000    SH               Sole              135,000
MENTOR CORP MINN                   COM    587188103     1,036     22,500    SH               Sole               22,500
MGM MIRAGE                         COM    552953101     4,919     55,000    SH               Sole               55,000
NRG ENERGY INC                   COM NEW  629377508       846     20,000    SH               Sole               20,000
NUCOR CORP                         COM    670346105     2,379     40,000    SH               Sole               40,000
ONLINE RES CORP                    COM    68273G101     2,819    223,000    SH               Sole              223,000
PEABODY ENERGY CORP                COM    704549104       957     20,000    SH               Sole               20,000
POWERSECURE INTL INC               COM    73936N105     6,492    521,000    SH               Sole              521,000
QUANTA SERVICES INC                COM    74762E102     1,190     45,000    SH               Sole               45,000
RADNET INC                         COM    750491102       668     75,000    SH               Sole               75,000
RELIANCE STEEL & ALUMINUM CO       COM    759509102       848     15,000    SH               Sole               15,000
SAPIENT CORP                       COM    803062108     1,543    230,000    SH               Sole              230,000
TELETECH HOLDINGS INC              COM    879939106     1,076     45,000    SH               Sole               45,000

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
THIRD WAVE TECHNOLOGIES INC        COM    88428W108     1,553    180,000    SH               Sole              180,000
TIFFANY & CO NEW                   COM    886547108     2,618     50,000    SH               Sole               50,000
TRANSOCEAN INC                     ORD    G90078109     1,696     15,000    SH               Sole               15,000
URBAN OUTFITTERS INC               COM    917047102     2,834    130,000    SH               Sole              130,000
USEC INC                           COM    90333E108     1,025    100,000    SH               Sole              100,000
VALUEVISION MEDIA INC              CL A   92047K107     2,297    310,000    SH               Sole              310,000
WALTER INDS INC                    COM    93317Q105       673     25,000    SH               Sole               25,000